Share Based Payment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40	$ 40	$ 50
Number of common shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	2,812	180	88
Number of common shares | Non-executive directors' payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	2,812	180	88	[1]
Share Premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40	$ 40	$ 50
Share Premium | Non-executive directors' payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40	$ 40	$ 50

[1]	These amounts relate to the shares issued in 2017, not to the shares approved for issuance for the year.